COMMON STOCK (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 12, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 07, 2022	Mar. 31, 2022
Common stock, shares authorized		170,000,000	170,000,000	170,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		45,795,502	43,272,728	36,496,998
Common stock, shares outstanding		45,795,502	43,272,728	36,496,998		36,581,910
Stock Issued During Period, Value, New Issues		$ 597,000	$ 15,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award			the 36-month anniversary of the later of (x) the closing of the merger and (y) effective date of the Initial Registration Statement (as defined in the Purchase Agreement), (ii) the date on which CCM LLC shall have purchased 150,000,000 of shares of common stock pursuant to the Purchase Agreement, (iii) the date on which common stock shall have failed to be listed or quoted on Nasdaq or any successor principal market and (iv) the commencement of certain bankruptcy proceedings or similar transactions with respect to the Company or all or substantially all of its property.
Aggregate net proceeds			$ 15,000,000
Purchase Agreement [Member]
Number of shares issued		73,500
Aggregate net proceeds		$ 597,000
Purchase Agreement [Member] | Maximum [Member]
Aggregated purchase price		$ 150,000,000	$ 150,000
THOR Industries [Member]
Stock Issued During Period, Value, New Issues	$ 15,000,000
C C M L L C [Member] | Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award			which would result in beneficial ownership (as calculated pursuant to Section 13(d) of the Exchange Act and Rule 13d-3 promulgated thereunder) by CCM LLC, together with its affiliates, of more than 9.9%, (ii) which would cause the aggregate purchase price on the applicable VWAP Purchase Date (as defined in the Purchase Agreement) for such purchases to exceed $3,000 and (iii) equal to 20% of the total number of shares of common stock that would count towards VWAP on the applicable Purchase Date of such purchase
C C M L L C [Member] | Purchase Agreement [Member] | Maximum [Member]
Aggregated purchase price			$ 150,000